UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2007
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            November 28, 2007

Report Type (Check only one.):
[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager
Form 13F File Number   Name
28-12634               Investec Asset Management Ltd
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                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       29
Form 13F Information Table Value Total:       8078
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                 COM            032511107     172   3197SH     SOLE        3197
APACHE CORP                        COM            037411105     180   2003SH     SOLE        2003
CAMECO CORP                        COM            13321L108      79   1710SH     SOLE        1710
CHEVRON CORP                       COM            166764100     327   3490SH     SOLE        3490
COMPANHIA ENERGETICA DE MINAS      SPONSORED ADR  204409601      73   3420SH     SOLE        3420
CONOCOPHILLIPS                     COM            20825C104     322   3670SH     SOLE        3670
ENCANA CORP                        COM            292505955     163   2640SH     SOLE        2640
EXXON MOBIL CORP                   COM            30231G102     324   3500SH     SOLE        3500
GLOBAL INDS LTD                    COM            379336100      70   2730SH     SOLE        2730
GLOBALSANTAFE CORPORATION          SHS            G3930E101     258   3390SH     SOLE        3390
HELIX ENERGY SOLUTIONS GROUP       COM            42330P107     264   6221SH     SOLE        6221
HERCULES OFFSHORE INC              COM            427093109      40   1513SH     SOLE        1513
HESS CORP                          COM            42809H107     263   3950SH     SOLE        3950
IMPERIAL OIL LTD                   COM NEW        453038960     259   5220SH     SOLE        5220
ISHARES TR S&P GBL ENER                           464287341    2761  20000SH     SOLE       20000
NEXEN INC                          COM            65334H953     237   7760SH     SOLE        7760
OCCIDENTAL PETE CORP               COM            674599105     334   5210SH     SOLE        5210
ORMAT TECHNOLOGIES INC             COM            686688102      81   1750SH     SOLE        1750
PATTERSON UTI ENERGY INC           COM            703481101     159   7030SH     SOLE        7030
PEABODY ENERGY CORP                COM            704549104     184   3850SH     SOLE        3850
PETRO CDA                          COM            71644E953     254   4430SH     SOLE        4430
PETROLEO BRASILEIRO SA PETRO       SPONSORED ADR  71654V101     276   4270SH     SOLE        4270
PIONEER NAT RES CO                 COM            723787107     160   3550SH     SOLE        3550
PLAINS EXPL + PRODTN CO            COM            726505100     248   5602SH     SOLE        5602
QUANTUM FUEL SYS TECHN WORLDWI     COM            74765E109      60  54800SH     SOLE       54800
SUNCOR ENERGY INC                  COM NPV        867229957     128   1351SH     SOLE        1351
SUNTECH PWR HLDGS CO LTD           ADR            86800C104      71   1780SH     SOLE        1780
UNIT CORP                          COM            909218109      71   1470SH     SOLE        1470
WHITING PETE CORP NEW              COM            966387102     260   5844SH     SOLE        5844

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